Tax Free Fund	Summary Prospectus October 28, 2010

Class A	Class C	Class Y

FJNTX	FJCTX	FYNTX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at firstamericanfunds.com/funddocs. You can also get this information at no cost by calling 800 677-FUND or by sending an e-mail request to funddocs@firstamericanfunds.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information (SAI), both dated October 28, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number, or e-mail address noted above.

On July 29, 2010, FAF Advisors, Inc. (the “advisor”) and its parent company, U.S. Bank National Association, entered into an agreement with Nuveen Investments, Inc. (“Nuveen”) and certain Nuveen affiliates, including Nuveen Asset Management (“NAM”), to sell a portion of the advisor’s asset management business (the “Transaction”). Included in the sale will be that part of the advisor’s asset management business that advises the fund. The sale is subject to the satisfaction of customary conditions, and is currently expected to close by the end of 2010.

Investment Objective

Tax Free Fund’s objective is to provide maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 53 of the prospectus and “Reducing Class A Sales Charges” on page 84 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]	None	1.00%	None

Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees[3]	0.25%	0.65%	None

Other Expenses

Administration Fee	0.22%	0.22%	0.22%

Miscellaneous	0.07%	0.07%	0.07%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[5]	1.05%	1.45%	0.80%

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at

Summary Prospectus — October 28, 2010	Page 1 of 6	Tax Free Fund

the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class Y
1 year	$528	$248	$148	$82

3 years	$745	$459	$459	$255

5 years	$980	$792	$792	$444

10 years	$1,653	$1,735	$1,735	$990

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	Assuming shareholders approve the new advisory agreement with NAM proposed in connection with the Transaction, the fund’s expense structure will change upon closing of the Transaction. However, the fund’s net expense ratio immediately following the Transaction, after voluntary waivers by NAM and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the annual fund operating expense ratio reflected in footnote 5 below, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. Further, NAM has agreed to maintain the fund’s current expense cap at least through June 30, 2011. In addition, the fund’s expense ratio immediately following the Transaction, before voluntary waivers and excluding any Acquired Fund Fees and Expenses, is expected to be the same or lower than the fund’s total annual fund operating expense ratio reflected in the table, assuming the fund’s net asset level has not fallen below its level as of June 30, 2010. See “Investment Advisor” on page 49 of the prospectus.

[3]	The advisor has agreed to reimburse an amount of Class A share 12b-1 fees equal to 0.20% of average daily net assets through June 30, 2011.

[4]	In addition to the operating expenses that the fund bears directly, the fund’s shareholders indirectly bear the expenses of affiliated and unaffiliated funds in which the fund invests (the “acquired funds”). Since acquired fund fees and expenses are not directly borne by the fund, they are not reflected in the fund’s financial statements, with the result that the information presented in the expense table will differ from that presented in the “Financial Highlights” section of the prospectus.

[5]	The advisor intends to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.35%, and 0.70%, respectively, for Class A, Class C, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, as a fundamental policy, Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s advisor. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s advisor first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the advisor evaluates factors such as credit quality, yield, maturity, liquidity, portfolio diversification, and geographical diversification. The advisor conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Summary Prospectus — October 28, 2010	Page 2 of 6	Tax Free Fund

Principal Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk — Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk — If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk — The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk — The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk — High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk — The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk — Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk — Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk — Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Political and Economic Risks — The values of municipal securities held by the fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Summary Prospectus — October 28, 2010	Page 3 of 6	Tax Free Fund

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance, and to an index of funds with similar investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

					Since
AVERAGE ANNUAL TOTAL RETURNS	Inception				Inception
AS OF 12/31/09[2]	Date	One Year	Five Years	Ten Years	(Class C)

Tax Free Fund

Class A (return before taxes)	11/18/96	21.49%	2.65%	4.83%	N/A

Class A (return after taxes on distributions)		21.43%	2.58%	4.74%	N/A

Class A (return after taxes on distributions and sale of fund shares)		15.87%	2.86%	4.76%	N/A

Class C (return before taxes)	9/24/01	25.26%	3.05%	N/A	3.92%

Class Y (return before taxes)	11/18/96	26.88%	3.70%	5.51%	N/A

Barclays Capital Municipal Bond Index[3] (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%	4.88%

Lipper General Municipal Debt Funds Category Average[4] (reflects no deduction for fees, expenses, or taxes)		16.86%	2.91%	4.59%	3.72%

[1]	Total return for the period 1/1/10 through 9/30/10 was 9.13%.
[2]	Performance presented prior to 9/24/01 represents that of the Firstar National Municipal Bond Fund, a series of Firstar Funds, Inc., which merged with the fund on that date.
[3]	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.
[4]	Represents funds that invest primarily in municipal debt issues in the top four credit ratings.

Investment Advisor

FAF Advisors, Inc. serves as investment advisor to the fund. In connection with the Transaction, fund shareholders will be asked to approve a new investment advisory agreement appointing NAM as the fund’s investment advisor. If approved by shareholders, this agreement will take effect upon closing of the Transaction. Nuveen Asset Management LLC — which is expected to be formed as a wholly-owned subsidiary of NAM pursuant to an internal restructuring — will become the sub-advisor to the fund at the later of the closing of the internal restructuring or the closing of the Transaction.

Portfolio Managers

	Title	Portfolio manager of fund since:

Douglas J. White, CFA	Head of Tax Exempt Fixed Income	September 2001
Christopher L. Drahn, CFA	Senior Fixed-Income Portfolio Manager	June 2007

Summary Prospectus — October 28, 2010	Page 4 of 6	Tax Free Fund

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a fund on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the Securities and Exchange Commission (SEC).

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500. The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail

800-677-3863	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Each fund’s distributions are exempt from regular federal income tax. All or a portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus — October 28, 2010	Page 5 of 6	Tax Free Fund

P.O. Box 1330
Minneapolis, MN 55440-1330

SP-TXFR